Financial Instruments - Financial and Other Risks (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Fair Values and Carrying Values of Financial Assets
The fair values and carrying values of our financial instruments at December 31, 2017 and 2016, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2017		As of December 31, 2016
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$186,462	$186,462	$99,887	$99,887
Restricted cash (2)	11,387	11,387	—	—
Loans and receivables (3)	65,458	65,458	42,329	42,329
Derivatives at fair value through profit or loss (4)	—	—	116	116

Financial liabilities
Accounts payable (5)	$13,044	$13,044	$9,282	$9,282
Accrued expenses (5)	32,838	32,838	23,024	23,024
Secured bank loans (6)	1,615,248	1,615,248	1,466,940	1,466,940
Finance lease liability (7)	717,139	717,139	—	—
Unsecured Senior Notes Due 2020 (8)	53,449	53,750	48,252	53,750
Unsecured Senior Notes Due 2017 (8)	—	—	52,330	51,750
Unsecured Senior Notes Due 2019 (8)	58,466	57,500	—	—
Convertible Notes (9)	316,184	348,500	286,321	348,500

(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.

(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.

(4)
The derivative financial instrument at December 31, 2016 consists of the profit or loss agreement relating to Densa Crocodile whereby the profits or losses above or below the daily time charter rate were shared with a third party who neither owned nor operated the vessel. This instrument was recorded at the present value of estimated future cash flows which were derived from observable time charter rates and discounted based on the applicable yield curves to determine the fair value. As such, we classified this liability as a Level 2 fair value measurement. This agreement expired in January 2017.

(5)	We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.

(6)
The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $29.9 million and $31.1 million of unamortized deferred financing fees as of December 31, 2017 and 2016, respectively.

(7)
The carrying value of our obligations due under finance lease arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. These amounts are shown net of $1.2 million of unamortized deferred financing fees as of December 31, 2017.

(8)
The carrying value of our Unsecured Senior Notes Due 2020 and 2019 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. These notes are shown net of $0.8 million and $1.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2017. Our Senior Notes Due 2020 and 2019 are quoted on the New York Stock Exchange under the symbols 'SBNA' and 'SBBC', respectively. We consider their fair values to be Level 1 measurements due to their quotation on an active exchange.

(9)
The carrying value of our Convertible Notes shown in the table above is its face value. The liability component of the Convertible Notes has been recorded within Long-term debt on the consolidated balance sheet as of December 31, 2017, net of $2.8 million of unamortized deferred financing fees. The equity component of the Convertible Notes has been recorded within Additional paid-in capital on the consolidated balance sheet, net of $1.9 million of deferred financing fees. We consider its fair value to be a Level 2 measurement.

Fair Values and Carrying Values of Financial Liabilities
The fair values and carrying values of our financial instruments at December 31, 2017 and 2016, respectively, are shown in the table below.
Categories of Financial Instruments

	As of December 31, 2017		As of December 31, 2016
Amounts in thousands of U.S. dollars	Fair value	Carrying Value	Fair value	Carrying Value
Financial assets
Cash and cash equivalents (1)	$186,462	$186,462	$99,887	$99,887
Restricted cash (2)	11,387	11,387	—	—
Loans and receivables (3)	65,458	65,458	42,329	42,329
Derivatives at fair value through profit or loss (4)	—	—	116	116

Financial liabilities
Accounts payable (5)	$13,044	$13,044	$9,282	$9,282
Accrued expenses (5)	32,838	32,838	23,024	23,024
Secured bank loans (6)	1,615,248	1,615,248	1,466,940	1,466,940
Finance lease liability (7)	717,139	717,139	—	—
Unsecured Senior Notes Due 2020 (8)	53,449	53,750	48,252	53,750
Unsecured Senior Notes Due 2017 (8)	—	—	52,330	51,750
Unsecured Senior Notes Due 2019 (8)	58,466	57,500	—	—
Convertible Notes (9)	316,184	348,500	286,321	348,500

(1)	Cash and cash equivalents are considered Level 1 items as they represent liquid assets with short-term maturities.

(2)	Restricted cash are considered Level 1 items due to the liquid nature of these assets.

(3)	We consider that the carrying amount of accounts receivable approximate their fair value due to the relative short maturity of these instruments.

(4)
The derivative financial instrument at December 31, 2016 consists of the profit or loss agreement relating to Densa Crocodile whereby the profits or losses above or below the daily time charter rate were shared with a third party who neither owned nor operated the vessel. This instrument was recorded at the present value of estimated future cash flows which were derived from observable time charter rates and discounted based on the applicable yield curves to determine the fair value. As such, we classified this liability as a Level 2 fair value measurement. This agreement expired in January 2017.

(5)	We consider that the carrying amounts of accounts payable and accrued expenses approximate the fair value due to the relative short maturity of these instruments.

(6)
The carrying value of our secured bank loans are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. Accordingly, we consider their fair value to be a Level 2 measurement. These amounts are shown net of $29.9 million and $31.1 million of unamortized deferred financing fees as of December 31, 2017 and 2016, respectively.

(7)
The carrying value of our obligations due under finance lease arrangements are measured at amortized cost using the effective interest method. We consider that their carrying value approximates fair value because the interest rates on these instruments change with, or approximate, market interest rates. These amounts are shown net of $1.2 million of unamortized deferred financing fees as of December 31, 2017.

(8)
The carrying value of our Unsecured Senior Notes Due 2020 and 2019 are measured at amortized cost using the effective interest method. The carrying values shown in the table are the face value of the notes. These notes are shown net of $0.8 million and $1.5 million of unamortized deferred financing fees, respectively, on our consolidated balance sheet as of December 31, 2017. Our Senior Notes Due 2020 and 2019 are quoted on the New York Stock Exchange under the symbols 'SBNA' and 'SBBC', respectively. We consider their fair values to be Level 1 measurements due to their quotation on an active exchange.

(9)
The carrying value of our Convertible Notes shown in the table above is its face value. The liability component of the Convertible Notes has been recorded within Long-term debt on the consolidated balance sheet as of December 31, 2017, net of $2.8 million of unamortized deferred financing fees. The equity component of the Convertible Notes has been recorded within Additional paid-in capital on the consolidated balance sheet, net of $1.9 million of deferred financing fees. We consider its fair value to be a Level 2 measurement.

Schedule of Contractual Maturity of Secured and Unsecured Credit Facilities
The following table details our remaining contractual maturity for our secured and unsecured credit facilities. The amounts represent the future undiscounted cash flows of the financial liability based on the earliest date on which we can be required to pay. The table includes both interest and principal cash flows.
As the interest cash flows are not fixed, the interest amount included has been determined by reference to the projected interest rates as illustrated by the yield curves existing at the reporting date.
To be repaid as follows:

	As of December 31,
In thousands of U.S. dollars	2017	2016
Less than 1 month	$24,868	$32,997
1-3 months	65,294	41,577
3 months to 1 year	219,144	354,738
1-5 years	2,438,033	1,723,306
5+ years	684,330	54,330
Total	$3,431,669	$2,206,948